Expense Example - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - FidelityBlueChipGrowthFundFidelityBlueChipValueFund-RetailComboPRO - Fidelity Blue Chip Growth Fund - Fidelity Blue Chip Growth Fund
Sep. 28, 2024 USD ($)
Expense Example:
1 year	$ 48
3 years	151
5 years	263
10 years	$ 591